Finance costs and fair value change in derivative instruments - Summary of Detailed Information About Finance costs and Fair Value Change in Derivative Instruments (Parenthetical) (Detail) - INR (₨)
₨ in Millions
12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure Of Detailed Information About Finance Cost And Fair Value Change in Derivative Instruments [Abstract]
Interest expense on lease liabilities	₨ 711	₨ 615	₨ 690
Premium on redemption on bonds and debentures	₨ 1,859	₨ 2,176	₨ 3,080